Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Deferred Finance Charges, Accumulated Amortization (in Dollars)	$ 2,868,432	$ 2,212,091
Common Stock, Par Value (in Dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, Shares Issued	44,285,108	32,679,642
Common Stock, Shares Outstanding	42,889,773	32,127,329
Preferred Shares Authorized	5,000,000	5,000,000
Preferred Shares Outstanding	0	0
Preferred Shares Par Value (in Dollars per share)	$ 0.01	$ 0.01
Treasury stock, shares	1,395,335	552,313
Treasury stock, par value (in Dollars per share)	$ 0.01	$ 0.01